Liquidity and pending mergers	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and pending mergers

Note 16—Liquidity and mergers

During the six months ended June 30, 2022, and in each fiscal year since the Company’s inception, it has incurred losses from operations and generated negative cash flows from operating activities. The Company also has negative working capital and is in member’s deficit as of June 30, 2022 and December 31, 2021 and debt that is maturing in 2022.

On August 15, 2022, the Company consummated the transaction pursuant to the Merger Agreement dated December 15, 2021 with Founder SPAC (“FOUN”), a Special Purpose Acquisition Company (the “Mergers”) (See Note 17). As a result of the Mergers, the Company received $73.8 million of additional cash on its consolidated balance sheet, after accounting for the related transaction costs and payments for the Forward Purchase Agreement (See Note 17).

Management believes that additional capital will be needed to support the Company’s debt and growth. Management plans to refinance its existing debt obligations and fund its future operations, product development, and acquisitions by raising additional capital through debt, equity and other financing arrangements. In management’s opinion, additional debt, equity and other financing arrangements, combined with extending the Company’s line of credit, will provide liquidity for the Company for at least one year. However, it is possible additional funding, if needed, may have terms that are less favorable to the Company than its existing terms.

RUBICON TECHNOLOGIES, LLC AND SUBSIDIARIES

Note 17—Liquidity and pending mergers

During 2021, and in each fiscal year since the Company’s inception, it has incurred losses from operations and generated negative cash flows from operating activities. The Company also has negative working capital and member’s deficit as of December 31, 2021 and 2020 and debt that is maturing in 2022. Management believes that additional capital will be needed to support the Company’s debt and growth. Management plans to refinance its existing debt obligations and fund its future operations, product development, and acquisitions by raising additional capital through debt and equity financing.

On December 15, 2021, the Company entered into a Merger Agreement with Founder SPAC (“FOUN”), a Special Purpose Acquisition Company (the “Mergers”). The Mergers are subject to approval by stockholders of the Company and FOUN. Pursuant to the Merger Agreement, the newly-formed Ravenclaw Merger Sub LLC (“Merger Sub”), as a wholly-owned subsidiary of FOUN, will merge with and into Rubicon, with Rubicon surviving as a wholly-owned subsidiary of FOUN. As a result of the Mergers, the Company may receive up to $352.7 million of additional cash on its balance sheet assuming no redemptions and $36.7 million in a maximum redemption scenario.

In management’s opinion, additional debt or equity financing, combined with extending the Company’s line of credit, will provide liquidity for the Company for at least one year. However, it is possible additional funding, if needed, may have terms that are less favorable to the Company than its existing terms.